COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - Former Employee [Member] - CAD ($)	Mar. 27, 2026	Mar. 12, 2026
Disclosure of contingent liabilities [line items]
Amount of claims filed	$ 797,000	$ 6,000,000
Court finding regarding founder shares and disgorgement claim		With respect to the Company's claim for cancellation of 4.5 million founder shares and disgorgement of profits, the Court found that the shares had been properly issued and that there was no basis to set aside the issuance.